Leases - Schedule of Leases (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Leases - Schedule of Leases (Details) [Line Items]
Right-of-use assets	$ 532,611	$ 67,935	$ 134,352
Operating lease liabilities – current	397,457	50,696	134,352
Operating lease liabilities – non-current	135,154	17,239	0
Operating lease liabilities	$ 532,611	$ 67,935	$ 134,352
Weighted average remaining lease term (in years)	1 year 3 months 18 days	1 year 3 months 18 days	3 months 18 days
Weighted average discount rate (%)	3.00%	3.00%	5.90%
Office at Hung Hom, Hong Kong [Member]
Leases - Schedule of Leases (Details) [Line Items]
Description of lease	2 years from July 16, 2023 to July 15, 2025
Office at Hung Hom, Hong Kong One [Member]
Leases - Schedule of Leases (Details) [Line Items]
Description of lease	2 years from July 16, 2025 to July 15, 2027